OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,661	$ 3,839
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	4,025	4,029
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(364)	(190)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	3,051	3,046
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,070	3,063
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(19)	(17)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	302	364
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	303	366
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(2)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	81	119
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	83	120
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	43	40
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	44	40
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	0
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	131	95
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	143	97
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(12)	(2)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	53	175
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	382	343
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (329)	$ (168)